Due From Financial Institutions at Amortized Cost - Summary of Details of Due from Financial Institutions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 29,503,511	₩ 28,365,356
Due from financial institutions in Korean won
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	20,074,616	19,393,790
Due from financial institutions in Korean won | The Bank of Korea
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 15,169,704	₩ 15,317,033
Interest rate(%)	0.00%	0.00%
Due from financial institutions in Korean won | Hana Bank and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 3,606,033	₩ 3,390,521
Due from financial institutions in Korean won | Hana Bank and others | Bottom of range [member]
Cash And Cash Equivalents [line Items]
Interest rate(%)	0.00%	0.00%
Due from financial institutions in Korean won | Hana Bank and others | Top of range [member]
Cash And Cash Equivalents [line Items]
Interest rate(%)	6.00%	6.00%
Due from financial institutions in Korean won | NH Investment Securities Co., Ltd. and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 1,298,879	₩ 686,236
Due from financial institutions in Korean won | NH Investment Securities Co., Ltd. and others | Bottom of range [member]
Cash And Cash Equivalents [line Items]
Interest rate(%)	0.00%	0.00%
Due from financial institutions in Korean won | NH Investment Securities Co., Ltd. and others | Top of range [member]
Cash And Cash Equivalents [line Items]
Interest rate(%)	3.48%	3.48%
Due from financial institutions in foreign currencies
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 9,428,895	₩ 8,971,566
Due from financial institutions in foreign currencies | The Bank of Korea and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 5,669,702	₩ 6,329,310
Due from financial institutions in foreign currencies | The Bank of Korea and others | Bottom of range [member]
Cash And Cash Equivalents [line Items]
Interest rate(%)	0.00%	0.00%
Due from financial institutions in foreign currencies | The Bank of Korea and others | Top of range [member]
Cash And Cash Equivalents [line Items]
Interest rate(%)	4.00%	4.00%
Due from financial institutions in foreign currencies | Societe Generale (Paris) and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 3,171,975	₩ 2,054,474
Due from financial institutions in foreign currencies | Societe Generale (Paris) and others | Bottom of range [member]
Cash And Cash Equivalents [line Items]
Interest rate(%)	0.00%	0.00%
Due from financial institutions in foreign currencies | Societe Generale (Paris) and others | Top of range [member]
Cash And Cash Equivalents [line Items]
Interest rate(%)	8.00%	8.00%
Due from financial institutions in foreign currencies | Industrial and Commercial Bank of China and others [Member]
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 587,218	₩ 587,782
Due from financial institutions in foreign currencies | Industrial and Commercial Bank of China and others [Member] | Bottom of range [member]
Cash And Cash Equivalents [line Items]
Interest rate(%)	0.00%	0.00%
Due from financial institutions in foreign currencies | Industrial and Commercial Bank of China and others [Member] | Top of range [member]
Cash And Cash Equivalents [line Items]
Interest rate(%)	6.80%	6.80%